Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information	Condensed Consolidating Financial Information
As of December 31, 2019, the Company had outstanding $4.4 billion of Senior Notes due 2026 to 2048 and outstanding $1.1 billion of Senior Secured First Lien Notes due from 2024 to 2029, as shown in Note 13, Debt and Finance Leases. These Senior Notes and Senior Secured First Lien Notes are guaranteed by certain of NRG's current and future 100% owned domestic subsidiaries, or guarantor subsidiaries. These guarantees are both joint and several. The non-guarantor subsidiaries include all of NRG's foreign subsidiaries and certain domestic subsidiaries.
Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes and Senior Secured First Lien Notes as of December 31, 2019:

Ace Energy, Inc.	NRG Astoria Gas Turbine Operations Inc.	NRG Oswego Harbor Power Operations Inc.
Allied Home Warranty GP LLC	NRG Business Services LLC	NRG PacGen Inc.
Allied Warranty LLC	NRG Cabrillo Power Operations Inc.	NRG Portable Power LLC
Arthur Kill Power LLC	NRG California Peaker Operations LLC	NRG Power Marketing LLC
Astoria Gas Turbine Power LLC	NRG Cedar Bayou Development Company, LLC	NRG Reliability Solutions LLC
BidURenergy, Inc.	NRG Connected Home LLC	NRG Renter's Protection LLC
Cabrillo Power I LLC	NRG Connecticut Affiliate Services Inc.	NRG Retail LLC
Cabrillo Power II LLC	NRG Construction LLC	NRG Retail Northeast LLC
Carbon Management Solutions LLC	NRG Curtailment Solutions, Inc	NRG Rockford Acquisition LLC
Cirro Group, Inc.	NRG Development Company Inc.	NRG Saguaro Operations Inc.
Cirro Energy Services, Inc.	NRG Devon Operations Inc.	NRG Security LLC
Connecticut Jet Power LLC	NRG Dispatch Services LLC	NRG Services Corporation
Devon Power LLC	NRG Distributed Energy Resources Holdings LLC	NRG SimplySmart Solutions LLC
Dunkirk Power LLC	NRG Distributed Generation PR LLC	NRG South Central Affiliate Services Inc.
Eastern Sierra Energy Company LLC	NRG Dunkirk Operations Inc.	NRG South Central Operations Inc.
El Segundo Power, LLC	NRG ECOKAP Holdings LLC	NRG South Texas LP
El Segundo Power II LLC	NRG El Segundo Operations Inc.	NRG Texas Gregory LLC
Energy Alternatives Wholesale, LLC	NRG Energy Labor Services LLC	NRG Texas Holding Inc.
Energy Choice Solutions LLC	NRG Energy Services Group LLC	NRG Texas LLC
Energy Plus Holdings LLC	NRG Energy Services International Inc.	NRG Texas Power LLC
Energy Plus Natural Gas LLC	NRG Energy Services LLC	NRG Warranty Services LLC
Energy Protection Insurance Company	NRG Generation Holdings, Inc.	NRG West Coast LLC
Everything Energy LLC	NRG Greenco LLC	NRG Western Affiliate Services Inc.
Forward Home Security, LLC	NRG Home & Business Solutions LLC	O'Brien Cogeneration, Inc. II
GCP Funding Company, LLC	NRG Home Services LLC	Oswego Harbor Power LLC
Green Mountain Energy Company	NRG Home Solutions LLC	Reliant Energy Northeast LLC
Gregory Partners, LLC	NRG Home Solutions Product LLC	Reliant Energy Power Supply, LLC
Gregory Power Partners LLC	NRG Homer City Services LLC	Reliant Energy Retail Holdings, LLC
Huntley Power LLC	NRG HQ DG LLC	Reliant Energy Retail Services, LLC
Independence Energy Alliance LLC	NRG Huntley Operations Inc.	RERH Holdings, LLC
Independence Energy Group LLC	NRG Identity Protect LLC	Saguaro Power LLC
Independence Energy Natural Gas LLC	NRG Ilion Limited Partnership	Somerset Operations Inc.
Indian River Operations Inc.	NRG Ilion LP LLC	Somerset Power LLC
Indian River Power LLC	NRG International LLC	Texas Genco GP, LLC
Meriden Gas Turbines LLC	NRG Maintenance Services LLC	Texas Genco Holdings, Inc.
Middletown Power LLC	NRG Mextrans Inc.	Texas Genco LP, LLC
Montville Power LLC	NRG MidAtlantic Affiliate Services Inc.	Texas Genco Services, LP
NEO Corporation	NRG Middletown Operations Inc.	US Retailers LLC
New Genco GP, LLC	NRG Montville Operations Inc.	Vienna Operations Inc.
Norwalk Power LLC	NRG North Central Operations Inc.	Vienna Power LLC
NRG Advisory Services LLC	NRG Northeast Affiliate Services Inc.	WCP (Generation) Holdings LLC
NRG Affiliate Services Inc.	NRG Norwalk Harbor Operations Inc.	West Coast Power LLC
NRG Arthur Kill Operations Inc.	NRG Operating Services, Inc.

NRG conducts much of its business through and derives much of its income from its subsidiaries. Therefore, the Company's ability to make required payments with respect to its indebtedness and other obligations depends on the financial results and condition of its subsidiaries and NRG's ability to receive funds from its subsidiaries. There are no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to NRG. In addition, there may be restrictions for certain non-guarantor subsidiaries.
The following condensed consolidating financial information presents the financial information of NRG Energy, Inc., the guarantor subsidiaries and the non-guarantor subsidiaries in accordance with Rule 3-10 under the SEC's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or non-guarantor subsidiaries operated as independent entities.
In this presentation, NRG Energy, Inc. consists of parent company operations. Guarantor subsidiaries and non-guarantor subsidiaries of NRG are reported on an equity basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.
In addition, the condensed parent company financial statements are provided in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of NRG Energy, Inc.'s subsidiaries exceed 25 percent of the consolidated net assets of NRG Energy, Inc. These statements should be read in conjunction with the consolidated statements and notes thereto of NRG Energy, Inc. For a discussion of NRG Energy, Inc.'s long-term debt, see Note 13, Debt and Finance Leases, to the consolidated financial statements. For a discussion of NRG Energy, Inc.'s contingencies, see Note 23, Commitments and Contingencies, to the consolidated financial statements. For a discussion of NRG Energy, Inc.'s guarantees, see Note 27, Guarantees, to the consolidated financial statements.
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2019

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations (a)	Consolidated Balance
Operating Revenues
Total operating revenues	$8,041	$1,791	$—	$(11)	$9,821
Operating Costs and Expenses
Cost of operations	5,936	1,351	27	(11)	7,303
Depreciation and amortization	212	130	31	—	373
Impairment losses	1	4	—	—	5
Selling, general and administrative	466	83	278	—	827
Reorganization costs	—	—	23	—	23
Development costs	—	—	7	—	7
Total operating costs and expenses	6,615	1,568	366	(11)	8,538
Gain on sale of assets	1	—	6	—	7
Operating Income/(Loss)	1,427	223	(360)	—	1,290
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries	48	—	1,562	(1,610)	—
Equity in earnings of unconsolidated affiliates	—	2	—	—	2
Impairment losses on investments	—	(101)	(7)	—	(108)
Other income, net	23	12	31	—	66
Loss on debt extinguishment, net	—	(3)	(48)	—	(51)
Interest expense	(14)	(14)	(385)	—	(413)
Total other income/(expense)	57	(104)	1,153	(1,610)	(504)
Income from Continuing Operations Before Income Taxes	1,484	119	793	(1,610)	786
Income tax expense/(benefit)	—	4	(3,338)	—	(3,334)
Income from Continuing Operations	1,484	115	4,131	(1,610)	4,120
Income from discontinued operations, net of income tax	9	5	307	—	321
Net Income	1,493	120	4,438	(1,610)	4,441
Less: Net income attributable to redeemable noncontrolling interests	—	3	—	—	3
Net Income Attributable to NRG Energy, Inc.	$1,493	$117	$4,438	$(1,610)	$4,438
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2019

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
Net Income	$1,493	$120	$4,438	$(1,610)	$4,441
Other Comprehensive Loss, net of tax
Foreign currency translation adjustments, net	—	(1)	(1)	1	(1)
Available-for-sale securities, net	—	—	(19)	—	(19)
Defined benefit plan, net	(17)	—	(78)	17	(78)
Other comprehensive loss	(17)	(1)	(98)	18	(98)
Comprehensive Income	1,476	119	4,340	(1,592)	4,343
Less: Comprehensive income attributable to redeemable noncontrolling interests	—	3	—	—	3
Comprehensive Income Attributable to NRG Energy, Inc.	$1,476	$116	$4,340	$(1,592)	$4,340
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2019

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
ASSETS
Current Assets
Cash and cash equivalents	$—	$20	$325	$—	$345
Funds deposited by counterparties	32	—	—	—	32
Restricted cash	5	1	2	—	8
Accounts receivable, net	1,293	239	233	(740)	1,025
Inventory	272	111	—	—	383
Derivative instruments	856	45	—	(41)	860
Cash collateral posted in support of energy risk management activities	182	8	—	—	190
Prepayments and other current assets	170	8	67	—	245
Total current assets	2,810	432	627	(781)	3,088
Property, plant and equipment, net	1,483	952	158	—	2,593
Other Assets
Investment in subsidiaries	710	—	4,785	(5,495)	—
Equity investments in affiliates	—	388	—	—	388
Operating lease right-of-use assets, net	81	261	122	—	464
Goodwill	359	220	—	—	579
Intangible assets, net	375	414	—	—	789
Nuclear decommissioning trust fund	794	—	—	—	794
Derivative instruments	308	15	—	(13)	310
Deferred income taxes	421	(19)	2,884	—	3,286
Other non-current assets	145	30	65	—	240
Total other assets	3,193	1,309	7,856	(5,508)	6,850
Total Assets	$7,486	$2,693	$8,641	$(6,289)	$12,531
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt	$—	$5	$83	$—	$88
Current portion of operating lease liabilities	20	32	21	—	73
Accounts payable	918	141	403	(740)	722
Derivative instruments	797	25	—	(41)	781
Cash collateral received in support of energy risk management activities	32	—	—	—	32
Accrued expenses and other current liabilities	280	44	339	—	663
Total current liabilities	2,047	247	846	(781)	2,359
Other Liabilities
Long-term debt	302	28	5,473	—	5,803
Non-current operating lease liabilities	64	301	118	—	483
Nuclear decommissioning reserve	298	—	—	—	298
Nuclear decommissioning trust liability	487	—	—	—	487
Derivative instruments	334	1	—	(13)	322
Deferred income taxes	—	17	—	—	17
Other non-current liabilities	399	153	532	—	1,084
Total other liabilities	1,884	500	6,123	(13)	8,494
Total Liabilities	3,931	747	6,969	(794)	10,853
Redeemable noncontrolling interest in subsidiaries	—	20	—	—	20
Stockholders' Equity	3,555	1,926	1,672	(5,495)	1,658
Total Liabilities and Stockholders' Equity	$7,486	$2,693	$8,641	$(6,289)	$12,531
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2019

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
Cash Flows from Operating Activities
Net income	$1,493	$120	$4,438	$(1,610)	$4,441
Income from discontinued operations	9	5	307	—	321
Net income from continuing operations	1,484	115	4,131	(1,610)	4,120
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries	(48)	14	(1,562)	1,610	14
Depreciation and amortization	212	130	31	—	373
Accretion of asset retirement obligations	43	8	—	—	51
Provision for bad debts	78	17	—	—	95
Amortization of nuclear fuel	52	—	—	—	52
Amortization of financing costs and debt discount/premiums	—	—	26	—	26
Adjustment for debt extinguishment	—	3	48	—	51
Amortization of emission allowances	24	14	—	—	38
Amortization of unearned equity compensation	—	—	20	—	20
Net gain on sale and disposal of assets	(20)	—	(3)	—	(23)
Impairment losses	1	105	7	—	113
Changes in derivative instruments	20	(24)	38	—	34
Changes in deferred income taxes and liability for uncertain tax benefits	(525)	(168)	(2,660)	—	(3,353)
Changes in collateral deposits in support of energy risk management activities	101	4	—	—	105
Changes in nuclear decommissioning trust liability	37	—	—	—	37
Changes in other working capital	(220)	(118)	(10)	—	(348)
Cash provided by continuing operations	1,239	100	66	—	1,405
Cash provided/(used) by discontinued operations	17	(9)	—	—	8
Net Cash Provided by Operating Activities	1,256	91	66	—	1,413
Cash Flows from Investing Activities
Intercompany dividends	—	—	2,513	(2,513)	—
Payments for acquisitions of businesses	(355)	—	—	—	(355)
Capital expenditures	(164)	(27)	(37)	—	(228)
Net proceeds from sale of emission allowances	11	—	—	—	11
Investments in nuclear decommissioning trust fund securities	(416)	—	—	—	(416)
Proceeds from sales of nuclear decommissioning trust fund securities	381	—	—	—	381
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees	1	400	893	—	1,294
Changes in investments in unconsolidated affiliates	—	(91)	—	—	(91)
Net contributions to discontinued operations	—	(44)	—	—	(44)
Other	—	—	6	—	6
Cash (used)/provided by continuing operations	(542)	238	3,375	(2,513)	558
Cash used by discontinued operations	—	(2)	—	—	(2)
Net Cash (Used)/Provided by Investing Activities	(542)	236	3,375	(2,513)	556
Cash Flows from Financing Activities
Intercompany dividends and transfers	(751)	(214)	(1,548)	2,513	—
Payments of dividends to common stockholders	—	—	(32)	—	(32)
Payments for share repurchase activity	—	—	(1,440)	—	(1,440)
Payments for debt extinguishment costs	—	—	(26)	—	(26)
Net distributions to redeemable noncontrolling interests from subsidiaries	—	(2)	—	—	(2)
Proceeds from issuance of common stock	—	—	3	—	3
Proceeds from issuance of long-term debt	—	—	1,916	—	1,916
Payments of debt issuance costs	—	—	(35)	—	(35)
Payments for short and long-term debt	—	(139)	(2,432)	—	(2,571)
Other	(4)	—	—	—	(4)
Cash used by continuing operations	(755)	(355)	(3,594)	2,513	(2,191)
Cash provided by discontinued operations	—	43	—	—	43
Net Cash Used by Financing Activities	(755)	(312)	(3,594)	2,513	(2,148)
Change in cash from discontinued operations	17	32	—	—	49
Net Decrease in Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties	(58)	(17)	(153)	—	(228)
Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties at Beginning of Period	95	38	480	—	613
Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties at End of Period	$37	$21	$327	$—	$385
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2018

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations (a)	Consolidated Balance
Operating Revenues
Total operating revenues	$8,119	$1,385	$—	$(26)	$9,478
Operating Costs and Expenses
Cost of operations	6,147	959	28	(26)	7,108
Depreciation and amortization	238	150	33	—	421
Impairment losses	6	93	—	—	99
Selling, general and administrative	462	63	348	(74)	799
Reorganization costs	4	—	86	—	90
Development costs	—	1	11	(1)	11
Total operating costs and expenses	6,857	1,266	506	(101)	8,528
Gain on sale of assets	4	28	—	—	32
Operating Income/(Loss)	1,266	147	(506)	75	982
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries	23	—	1,291	(1,314)	—
Equity in earnings/(losses) of unconsolidated affiliates	—	10	(1)	—	9
Impairment losses on investments	—	(15)	—	—	(15)
Other income/(expense), net	32	(13)	(1)	—	18
Loss on debt extinguishment, net	—	—	(44)	—	(44)
Interest expense	(14)	(49)	(420)	—	(483)
Total other income/(expense)	41	(67)	825	(1,314)	(515)
Income from Continuing Operations Before Income Taxes	1,307	80	319	(1,239)	467
Income tax expense/(benefit)	372	19	(384)	—	7
Income from Continuing Operations	935	61	703	(1,239)	460
Income/(loss) from discontinued operations, net of income tax	62	75	(329)	—	(192)
Net Income	997	136	374	(1,239)	268
Less: Net (loss)/income attributable to noncontrolling interests and redeemable noncontrolling interests	—	(181)	106	75	—
Net Income Attributable to NRG Energy, Inc.	$997	$317	$268	$(1,314)	$268
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2018

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
Net Income	$997	$136	$374	$(1,239)	$268
Other Comprehensive Income/(Loss), net of tax
Unrealized gain on derivatives, net	—	29	9	(15)	23
Foreign currency translation adjustments, net	(10)	(10)	(13)	22	(11)
Available-for-sale securities, net	—	—	1	—	1
Defined benefit plan, net	(9)	—	(35)	9	(35)
Other comprehensive (loss)/income	(19)	19	(38)	16	(22)
Comprehensive Income	978	155	336	(1,223)	246
Less: Comprehensive (loss)/income attributable to noncontrolling interests and redeemable noncontrolling interests	—	(166)	104	76	14
Comprehensive Income Attributable to NRG Energy, Inc.	$978	$321	$232	$(1,299)	$232
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2018

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
ASSETS
Current Assets
Cash and cash equivalents	$55	$28	$480	$—	$563
Funds deposited by counterparties	33	—	—	—	33
Restricted cash	7	10	—	—	17
Accounts receivable. net	1,354	115	309	(754)	1,024
Inventory	278	134	—	—	412
Derivative instruments	779	50	16	(81)	764
Cash collateral posted in support of energy risk management activities	275	12	—	—	287
Prepayments and other current assets	180	32	90	—	302
Current assets - held-for-sale	—	1	—	—	1
Current assets - discontinued operations	177	20	—	—	197
Total current assets	3,138	402	895	(835)	3,600
Property, plant and equipment, net	1,938	957	153	—	3,048
Other Assets
Investment in subsidiaries	446	—	4,707	(5,153)	—
Equity investments in affiliates	—	412	—	—	412
Goodwill	359	214	—	—	573
Intangible assets, net	422	169	—	—	591
Nuclear decommissioning trust fund	663	—	—	—	663
Derivative instruments	296	4	22	(5)	317
Deferred income taxes	6	(143)	183	—	46
Other non-current assets	133	71	97	(12)	289
Non-current assets - held-for-sale	—	77	—	—	77
Non-current assets - discontinued operations	405	607	—	—	1,012
Total other assets	2,730	1,411	5,009	(5,170)	3,980
Total Assets	$7,806	$2,770	$6,057	$(6,005)	$10,628
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt and finance leases	$—	$55	$17	$—	$72
Accounts payable	1,368	(185)	434	(754)	863
Derivative instruments	713	41	—	(81)	673
Cash collateral received in support of energy risk management activities	33	—	—	—	33
Accrued expenses and other current liabilities	291	36	353	—	680
Current liabilities - held-for-sale	—	5	—	—	5
Current liabilities - discontinued operations	24	48	—	—	72
Total current liabilities	2,429	—	804	(835)	2,398
Other Liabilities
Long-term debt and finance leases	244	192	6,025	(12)	6,449
Nuclear decommissioning reserve	282	—	—	—	282
Nuclear decommissioning trust liability	371	—	—	—	371
Derivative instruments	306	3	—	(5)	304
Deferred income taxes	112	61	(108)	—	65
Other non-current liabilities	402	320	552	—	1,274
Non-current liabilities - held-for-sale	—	65	—	—	65
Non-current liabilities - discontinued operations	58	577	—	—	635
Total other liabilities	1,775	1,218	6,469	(17)	9,445
Total Liabilities	4,204	1,218	7,273	(852)	11,843
Redeemable noncontrolling interest in subsidiaries	—	19	—	—	19
Stockholders' Equity	3,602	1,533	(1,216)	(5,153)	(1,234)
Total Liabilities and Stockholders' Equity	$7,806	$2,770	$6,057	$(6,005)	$10,628
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2018

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
Cash Flows from Operating Activities
Net income	$997	$136	$374	$(1,239)	$268
Income/(loss) from discontinued operations	62	75	(329)	—	(192)
Net income from continuing operations	935	61	703	(1,239)	460
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries	(23)	47	(1,231)	1,253	46
Depreciation and amortization	238	150	33	—	421
Accretion of asset retirement obligations	28	10	—	—	38
Provision for bad debts	79	6	—	—	85
Amortization of nuclear fuel	48	—	—	—	48
Amortization of financing costs and debt discount/premiums	—	6	23	—	29
Adjustment for debt extinguishment	—	—	44	—	44
Amortization of emission allowances and out-of-market contracts	36	9	—	—	45
Amortization of unearned equity compensation	—	—	25	—	25
Net (gain)/loss on sale and disposal of assets	(30)	(20)	1	—	(49)
Impairment losses	5	109	—	—	114
Changes in derivative instruments	25	15	11	(14)	37
Changes in deferred income taxes and liability for uncertain tax benefits	372	5	(372)	—	5
Changes in collateral deposits in support of energy risk management activities	(94)	(11)	—	—	(105)
Changes in nuclear decommissioning trust liability	60	—	—	—	60
GenOn settlement, net of insurance proceeds	—	—	(63)	—	(63)
Net loss on deconsolidation of Agua Caliente and Ivanpah projects	—	13	—	—	13
Changes in other working capital	(100)	(166)	16	—	(250)
Cash provided/(used) by continuing operations	1,579	234	(810)	—	1,003
Cash provided by discontinued operations	89	285	—	—	374
Net Cash Provided/(Used) by Operating Activities	1,668	519	(810)	—	1,377
Cash Flows from Investing Activities
Intercompany dividends	—	—	2,006	(2,006)	—
Payments for acquisitions of businesses	(40)	(203)	—	—	(243)
Capital expenditures	(192)	(151)	(45)	—	(388)
Net proceeds from sale of emission allowances	19	—	—	—	19
Investments in nuclear decommissioning trust fund securities	(572)	—	—	—	(572)
Proceeds from sales of nuclear decommissioning trust fund securities	513	—	—	—	513
Proceeds from sale of assets, net of cash disposed and sale of discontinued operations, net of fees	14	8	1,542	—	1,564
Deconsolidation of Agua Caliente and Ivanpah projects	—	(268)	—	—	(268)
Changes in investments in unconsolidated affiliates	—	(39)	—	—	(39)
Net contributions to discontinued operations	—	(60)	—	—	(60)
Other	—	—	(6)	—	(6)
Cash (used)/provided by continuing operations	(258)	(713)	3,497	(2,006)	520
Cash used by discontinued operations	—	(725)	—	—	(725)
Net Cash (Used)/Provided by Investing Activities	(258)	(1,438)	3,497	(2,006)	(205)
Cash Flows from Financing Activities
Intercompany dividends and transfers	(1,267)	86	(825)	2,006	—
Payments of dividends to common stockholders	—	—	(37)	—	(37)
Payments for treasury stock	—	—	(1,250)	—	(1,250)
Payments for debt extinguishment costs	—	—	(32)	—	(32)
Net distributions to noncontrolling interests from subsidiaries	—	(16)	—	—	(16)
Proceeds from issuance of common stock	—	—	21	—	21
Proceeds from issuance of long-term debt	—	163	937	—	1,100
Payments of debt issuance costs	—	—	(19)	—	(19)
Payments for short and long-term debt	—	(138)	(1,596)	—	(1,734)
Receivable from affiliate	—	—	(26)	—	(26)
Other	—	(4)	—	—	(4)
Cash (used)/provided by continuing operations	(1,267)	91	(2,827)	2,006	(1,997)
Cash provided by discontinued operations	—	471	—	—	471
Net Cash (Used)/Provided by Financing Activities	(1,267)	562	(2,827)	2,006	(1,526)
Effect of exchange rate changes on cash and cash equivalents	—	1	—	—	1
Change in cash from discontinued operations	89	31	—	—	120
Net Increase/(Decrease) in Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties	54	(387)	(140)	—	(473)
Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties at Beginning of Period	41	425	620	—	1,086
Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties at End of Period	$95	$38	$480	$—	$613
(a) All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2017

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
Operating Revenues
Total operating revenues	$7,818	$1,304	$—	$(48)	$9,074
Operating Costs and Expenses
Cost of operations	5,998	862	72	(46)	6,886
Depreciation and amortization	343	221	32	—	596
Impairment losses	1,346	188	—	—	1,534
Selling, general and administrative	410	64	364	(2)	836
Reorganization costs	6	—	38	—	44
Development costs	—	4	18	—	22
Total operating costs and expenses	8,103	1,339	524	(48)	9,918
Other income - affiliate	—	—	87	—	87
Gain on sale of assets	4	12	—	—	16
Operating Loss	(281)	(23)	(437)	—	(741)
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries	18	—	28	(46)	—
Equity in losses of unconsolidated affiliates	—	(10)	(4)	—	(14)
Impairment losses on investments	—	(75)	(4)	—	(79)
Other income, net	9	14	28	—	51
Loss on debt extinguishment, net	—	—	(49)	—	(49)
Interest expense	(14)	(91)	(452)	—	(557)
Total other income/(expense)	13	(162)	(453)	(46)	(648)
Loss from Continuing Operations Before Income Taxes	(268)	(185)	(890)	(46)	(1,389)
Income tax (benefit)/expense	(598)	(62)	616	—	(44)
Income/(Loss) from Continuing Operations	330	(123)	(1,506)	(46)	(1,345)
Income/(loss) from discontinued operations, net of income tax	91	(420)	(663)	—	(992)
Net Income/(Loss)	421	(543)	(2,169)	(46)	(2,337)
Less: Net loss attributable to noncontrolling interests and redeemable noncontrolling interests	—	(168)	(16)	—	(184)
Net Income/(Loss) Attributable to NRG Energy, Inc.	$421	$(375)	$(2,153)	$(46)	$(2,153)
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
For the Year Ended December 31, 2017

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
Net Income/(Loss)	$421	$(543)	$(2,169)	$(46)	$(2,337)
Other Comprehensive Income/(Loss), net of tax
Unrealized gain on derivatives, net	1	13	25	(26)	13
Foreign currency translation adjustments, net	6	7	—	(1)	12
Available-for-sale securities, net	—	—	(8)	—	(8)
Defined benefit plan, net	(13)	30	46	(17)	46
Other comprehensive (loss)/income	(6)	50	63	(44)	63
Comprehensive Income/(Loss)	415	(493)	(2,106)	(90)	(2,274)
Less: Comprehensive loss attributable to noncontrolling interest and redeemable noncontrolling interests	—	(103)	(16)	(60)	(179)
Comprehensive Income/(Loss) Attributable to NRG Energy, Inc.	$415	$(390)	$(2,090)	$(30)	$(2,095)
(a)All significant intercompany transactions have been eliminated in consolidation
NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2017

(In millions)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
Cash Flows from Operating Activities
Net income/(loss)	$421	$(543)	$(2,169)	$(46)	$(2,337)
Income/(loss) from discontinued operations	91	(420)	(663)	—	(992)
Net income/(loss) from continuing operations	330	(123)	(1,506)	(46)	(1,345)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries	(18)	12	60	48	102
Depreciation and amortization	343	221	32	—	596
Accretion of asset retirement obligations	37	7	—	—	44
Provision for bad debts	56	—	12	—	68
Amortization of nuclear fuel	51	—	—	—	51
Amortization of financing costs and debt discount/premiums	—	13	16	—	29
Adjustment for debt extinguishment	—	—	49	—	49
Amortization of emission allowances and out-of-market contracts	42	12	—	—	54
Amortization of unearned equity compensation	—	—	35	—	35
Net loss/(gain) on sale and disposal of assets	2	(11)	—	—	(9)
Impairment losses	1,346	264	4	—	1,614
Changes in derivative instruments	(214)	50	(4)	(2)	(170)
Changes in deferred income taxes and liability for uncertain tax benefits	(300)	(9)	322	—	13
Changes in collateral deposits in support of energy risk management activities	(98)	18	—	—	(80)
Changes in nuclear decommissioning trust liability	11	—	—	—	11
Changes in other working capital	(15)	(396)	205	—	(206)
Cash provided/(used) by continuing operations	1,573	58	(775)	—	856
Cash provided by discontinued operations	116	638	—	—	754
Net Cash Provided/(Used) by Operating Activities	1,689	696	(775)	—	1,610
Cash Flows from Investing Activities
Intercompany dividends	—	—	1,665	(1,665)	—
Payments for acquisitions of businesses	(14)	—	—	—	(14)
Capital expenditures	(180)	(43)	(31)	—	(254)
Net proceeds from sale of emission allowances	66	—	—	—	66
Investments in nuclear decommissioning trust fund securities	(512)	—	—	—	(512)
Proceeds from sales of nuclear decommissioning trust fund securities	501	—	—	—	501
Proceeds from sale of assets, net of cash disposed	33	54	343	—	430
Changes in investments in unconsolidated affiliates	—	(57)	—	—	(57)
Net distributions from discontinued operations	—	—	150	—	150
Other	18	12	—	—	30
Cash (used)/provided by continuing operations	(88)	(34)	2,127	(1,665)	340
Cash used by discontinued operations	(13)	(966)	—	—	(979)
Net Cash (Used)/Provided by Investing Activities	(101)	(1,000)	2,127	(1,665)	(639)
Cash Flows from Financing Activities
Intercompany dividends and transfers	(1,447)	(4)	(214)	1,665	—
Payment of dividends to common stockholders	—	—	(38)	—	(38)
Payments for debt extinguishment costs	—	—	(42)	—	(42)
Net distributions to noncontrolling interests from subsidiaries	—	(30)	—	—	(30)
Payments for issuance of common stock	—	—	(2)	—	(2)
Proceeds from issuance of long-term debt	—	94	1,084	—	1,178
Payment of debt issuance costs	—	(2)	(16)	—	(18)
Payments for short and long-term debt	—	(183)	(1,701)	—	(1,884)
Receivable from affiliate	—	—	(125)	—	(125)
Other	—	(8)	—	—	(8)
Cash used by continuing operations	(1,447)	(133)	(1,054)	1,665	(969)
Cash used by discontinued operations	(109)	(60)	—	—	(169)
Net Cash Used by Financing Activities	(1,556)	(193)	(1,054)	1,665	(1,138)
Effect of exchange rate changes on cash and cash equivalents	—	(1)	—	—	(1)
Change in cash from discontinued operations	(6)	(388)	—	—	(394)
Net Increase/(Decrease) in Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties	38	(110)	298	—	226
Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties at Beginning of Period	3	535	322	—	860
Cash and Cash Equivalents, Restricted Cash, and Funds Deposited by Counterparties at End of Period	$41	$425	$620	$—	$1,086

(a) All significant intercompany transactions have been eliminated in consolidation